.	Summary Prospectus September 1, 2024

Allspring Real Return Fund

Class/Ticker: Class A - IPBAX - Class C - IPBCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated September 1, 2024, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 30 and 31 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 49 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.45%	0.45%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.67%	0.67%
Total Annual Fund Operating Expenses[3]	1.12%	1.87%
Fee Waivers	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.77%	1.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.77% for Class A and 1.52% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the

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expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$525	$255	$155
3 Years	$757	$554	$554
5 Years	$1,007	$978	$978
10 Years	$1,722	$2,162	$2,162

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47%1 of the average value of its portfolio.

1.	The Fund changed its fiscal year-end from May 31 to April 30. The information shown for the Fund is for this shortened period.

Principal Investment Strategies

Under normal circumstances, we invest:

■	up to 70% of the Fund’s total assets in debt securities;

■	up to 70% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s net assets in commodities.

The Fund is a feeder fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We dynamically allocate investments to various broad asset classes across debt, equity and commodities based on our assessment of changing economic, global market, industry, and issuer conditions.

We may invest up to 70% of the Fund’s total assets in debt securities including but not limited to, inflation-indexed debt securities, corporate-issued debt, mortgage- and asset-backed securities, bank loans and government obligations. These securities may have fixed, floating or variable rates. We may invest up to 10% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”. We do not manage the portfolio to a specific maturity or duration. We may use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may invest up to 70% of the Fund’s total assets in equity securities, including but not limited to, common stock, preferred stock and real estate investment trusts (“REITs”), of domestic and foreign issuers of any market capitalization. We may invest in derivatives, such as futures and swaps, that have similar economic or financial characteristics of any security described above.

We may invest up to 25% of the Fund’s net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Tail Risk Management (TRM) and 3.) Real Return Overlay (RRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund (either directly or through its subsidiary in the case of commodity exposure) invests in long and/or short positions in exchange-traded futures and/or currency

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forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, commodities, and currencies.

Principal Investment Risks

Because the Fund invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the following principal risks include those risks that result from the Fund’s investment in the master portfolio. In this section, references to the Fund should be read to include the Fund and the master portfolio, as appropriate.

The Fund’s performance will not correlate perfectly with that of the master portfolio due to the impact of the Fund’s fees and expenses and to the timing and magnitude of cash flows into and out of the Fund, which will create cash balances that cause the Fund’s performance to deviate from the performance of the master portfolio.

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

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Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

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Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: June 30, 2020	+6.14%
	Lowest Quarter: June 30, 2022	-7.08%
	Year-to-date total return as of June 30, 2024 is +3.76%

Average Annual Total Returns for the periods ended 12/31/2023 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/2003	0.61%	2.94%	2.26%
Class A (after taxes on distributions)	2/28/2003	-0.89%	1.60%	1.20%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/2003	0.36%	1.71%	1.31%
Class C (before taxes)	2/28/2003	3.50%	3.12%	2.11%
Real Return Blended Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)[1]		5.37%	3.44%	2.57%
Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		5.53%	1.10%	1.81%
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 3000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

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Fund Management

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Rushabh Amin, Portfolio Manager / 2023 Matthias Scheiber, CFA, Portfolio Manager / 2023
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM1753 09-24

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.	Summary Prospectus September 1, 2024

Allspring Real Return Fund

Class/Ticker: Class R6 - IPBJX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated September 1, 2024, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses[3]	0.75%
Fee Waivers	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$41
3 Years	$205
5 Years	$382
10 Years	$898

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47%1 of the average value of its portfolio.

1.	The Fund changed its fiscal year-end from May 31 to April 30. The information shown for the Fund is for this shortened period.

Principal Investment Strategies

Under normal circumstances, we invest:

■	up to 70% of the Fund’s total assets in debt securities;

■	up to 70% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s net assets in commodities.

The Fund is a feeder fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We dynamically allocate investments to various broad asset classes across debt, equity and commodities based on our assessment of changing economic, global market, industry, and issuer conditions.

We may invest up to 70% of the Fund’s total assets in debt securities including but not limited to, inflation-indexed debt securities, corporate-issued debt, mortgage- and asset-backed securities, bank loans and government obligations. These securities may have fixed, floating or variable rates. We may invest up to 10% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”. We do not manage the portfolio to a specific maturity or duration. We may use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may invest up to 70% of the Fund’s total assets in equity securities, including but not limited to, common stock, preferred stock and real estate investment trusts (“REITs”), of domestic and foreign issuers of any market capitalization. We may invest in derivatives, such as futures and swaps, that have similar economic or financial characteristics of any security described above.

We may invest up to 25% of the Fund’s net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Tail Risk Management (TRM) and 3.) Real Return Overlay (RRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund (either directly or through its subsidiary in the case of commodity exposure) invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, commodities, and currencies.

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Principal Investment Risks

Because the Fund invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the following principal risks include those risks that result from the Fund’s investment in the master portfolio. In this section, references to the Fund should be read to include the Fund and the master portfolio, as appropriate.

The Fund’s performance will not correlate perfectly with that of the master portfolio due to the impact of the Fund’s fees and expenses and to the timing and magnitude of cash flows into and out of the Fund, which will create cash balances that cause the Fund’s performance to deviate from the performance of the master portfolio.

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year
.	Highest Quarter: June 30, 2020	+6.24%
	Lowest Quarter: June 30, 2022	-7.00%
	Year-to-date total return as of June 30, 2024 is +3.99%

Average Annual Total Returns for the periods ended 12/31/2023[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	10/31/2016	5.80%	4.30%	3.09%
Real Return Blended Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)[2]		5.37%	3.44%	2.57%
Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		5.53%	1.10%	1.81%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 3000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.

5

Fund Management

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Rushabh Amin, Portfolio Manager / 2023 Matthias Scheiber, CFA, Portfolio Manager / 2023
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds including those managed by Allspring Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Allspring Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

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.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM4690 09-24

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.	Summary Prospectus September 1, 2024

Allspring Real Return Fund

Class/Ticker: Administrator Class - IPBIX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated September 1, 2024, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses[3]	1.07%
Fee Waivers	(0.47)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

1

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$294
5 Years	$545
10 Years	$1,263

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47%1 of the average value of its portfolio.

1.	The Fund changed its fiscal year-end from May 31 to April 30. The information shown for the Fund is for this shortened period.

Principal Investment Strategies

Under normal circumstances, we invest:

■	up to 70% of the Fund’s total assets in debt securities;

■	up to 70% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s net assets in commodities.

The Fund is a feeder fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We dynamically allocate investments to various broad asset classes across debt, equity and commodities based on our assessment of changing economic, global market, industry, and issuer conditions.

We may invest up to 70% of the Fund’s total assets in debt securities including but not limited to, inflation-indexed debt securities, corporate-issued debt, mortgage- and asset-backed securities, bank loans and government obligations. These securities may have fixed, floating or variable rates. We may invest up to 10% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”. We do not manage the portfolio to a specific maturity or duration. We may use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may invest up to 70% of the Fund’s total assets in equity securities, including but not limited to, common stock, preferred stock and real estate investment trusts (“REITs”), of domestic and foreign issuers of any market capitalization. We may invest in derivatives, such as futures and swaps, that have similar economic or financial characteristics of any security described above.

We may invest up to 25% of the Fund’s net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Tail Risk Management (TRM) and 3.) Real Return Overlay (RRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund (either directly or through its subsidiary in the case of commodity exposure) invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, commodities, and currencies.

2

Principal Investment Risks

Because the Fund invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the following principal risks include those risks that result from the Fund’s investment in the master portfolio. In this section, references to the Fund should be read to include the Fund and the master portfolio, as appropriate.

The Fund’s performance will not correlate perfectly with that of the master portfolio due to the impact of the Fund’s fees and expenses and to the timing and magnitude of cash flows into and out of the Fund, which will create cash balances that cause the Fund’s performance to deviate from the performance of the master portfolio.

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

3

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

4

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: June 30, 2020	+6.17%
	Lowest Quarter: June 30, 2022	-7.02%
	Year-to-date total return as of June 30, 2024 is +3.90%

Average Annual Total Returns for the periods ended 12/31/2023
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/28/2003	5.50%	4.09%	2.95%
Administrator Class (after taxes on distributions)	2/28/2003	3.94%	2.74%	1.86%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/28/2003	3.26%	2.61%	1.84%
Real Return Blended Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)[1]		5.37%	3.44%	2.57%
Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		5.53%	1.10%	1.81%
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 3000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

5

Fund Management

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Rushabh Amin, Portfolio Manager / 2023 Matthias Scheiber, CFA, Portfolio Manager / 2023
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2024 Allspring Global Investments Holdings, LLC. All rights reserved. SUM1756 09-24

8

.	Summary Prospectus September 1, 2024

Allspring Real Return Fund

Class/Ticker: Institutional Class - IPBNX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated September 1, 2024, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks returns that exceed the rate of inflation over the long-term.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses[3]	0.80%
Fee Waivers	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through August 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$46
3 Years	$220
5 Years	$410
10 Years	$957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47%1 of the average value of its portfolio.

1.	The Fund changed its fiscal year-end from May 31 to April 30. The information shown for the Fund is for this shortened period.

Principal Investment Strategies

Under normal circumstances, we invest:

■	up to 70% of the Fund’s total assets in debt securities;

■	up to 70% of the Fund’s total assets in equity securities; and

■	up to 25% of the Fund’s net assets in commodities.

The Fund is a feeder fund that invests substantially all of its assets in the Real Return Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.

We utilize an active allocation strategy to diversify the portfolio across various investments, assets and sectors, in an attempt to generate a real return (a return in excess of the rate of inflation) over an economic cycle, consistent with an appropriate level of risk. We dynamically allocate investments to various broad asset classes across debt, equity and commodities based on our assessment of changing economic, global market, industry, and issuer conditions.

We may invest up to 70% of the Fund’s total assets in debt securities including but not limited to, inflation-indexed debt securities, corporate-issued debt, mortgage- and asset-backed securities, bank loans and government obligations. These securities may have fixed, floating or variable rates. We may invest up to 10% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”. We do not manage the portfolio to a specific maturity or duration. We may use futures contracts to manage or adjust duration and yield curve exposure, as well as to manage risk or to enhance return.

We may invest up to 70% of the Fund’s total assets in equity securities, including but not limited to, common stock, preferred stock and real estate investment trusts (“REITs”), of domestic and foreign issuers of any market capitalization. We may invest in derivatives, such as futures and swaps, that have similar economic or financial characteristics of any security described above.

We may invest up to 25% of the Fund’s net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 25% of the Fund’s risk allocation.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Tail Risk Management (TRM) and 3.) Real Return Overlay (RRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund (either directly or through its subsidiary in the case of commodity exposure) invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, commodities, and currencies.

Principal Investment Risks

Because the Fund invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the following principal risks include those risks that result from the Fund’s investment in the master portfolio. In this section, references to the Fund should be read to include the Fund and the master portfolio, as appropriate.

The Fund’s performance will not correlate perfectly with that of the master portfolio due to the impact of the Fund’s fees and expenses and to the timing and magnitude of cash flows into and out of the Fund, which will create cash balances that cause the Fund’s performance to deviate from the performance of the master portfolio.

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Commodities Risk. The value of commodities and commodity-linked derivative investments will generally be affected by overall market movements, foreign currency exchange rates, commodity index volatility and changes in interest rates, as well as factors specific to a particular industry or commodity. Commodities investments may also be more volatile and less liquid than other types of investments.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund’s yield and return will be affected by changes in the rate of inflation.

Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Real Estate Securities Risk. Real estate securities are subject to risks from decreases in the values of underlying real estate assets and the income derived from such assets, changes in interest rates, issuer management, macroeconomic developments, government regulation and social and economic trends. The value of certain real estate securities may also be affected by local, regional and general market conditions.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: June 30, 2020	+6.13%
	Lowest Quarter: June 30, 2022	-7.01%
	Year-to-date total return as of June 30, 2024 is +3.96%

Average Annual Total Returns for the periods ended 12/31/2023[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2016	5.63%	4.23%	3.04%
Institutional Class (after taxes on distributions)	10/31/2016	3.94%	2.76%	1.87%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	3.34%	2.66%	1.88%
Real Return Blended Index (Strategy Benchmark) (reflects no deduction for fees, expenses, or taxes)[2]		5.37%	3.44%	2.57%
Russell 3000® Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark) (reflects no deduction for fees, expenses, or taxes)		5.53%	1.10%	1.81%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares.
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 3000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Rushabh Amin, Portfolio Manager / 2023 Matthias Scheiber, CFA, Portfolio Manager / 2023
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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